UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09067

Kirr, Marbach Partners Funds, Inc.

(Exact name of registrant as specified in charter)

621 Washington Street, Columbus, IN 47201

(Address of principal executive offices) (Zip code)

Kirr, Marbach & Company, LLC, 621 Washington Street, Columbus, IN 47201

(Name and address of agent for service)

(812) 376-9444

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

Kirr Marbach Partners Value Fund
KMVAX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Kirr Marbach Partners Value Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.kmpartnersfunds.com. You can also request this information by contacting us at 1-812-376-9444.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kirr Marbach Partners Value Fund	$70	1.42%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$85,564,999
Number of Holdings	39
Portfolio Turnover	4%
Visit https://www.kmpartnersfunds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers	(% of net assets)
Broadcom, Inc.	8.1%
AutoZone, Inc.	7.6%
EMCOR Group, Inc.	5.8%
Republic Services, Inc.	5.4%
Constellation Software, Inc.	5.4%
Vistra Energy Corp.	5.0%
MasTec, Inc.	4.7%
Colliers International Group, Inc.	4.3%
First American Government Obligations Fund	4.0%
SS&C Technologies Holdings, Inc.	4.0%

Industry	(% of net assets)
Industrial	23.3%
Technology	19.2%
Consumer Non Cyclical	16.8%
Consumer Cyclical	14.1%
Financial	6.8%
Communications	5.2%
Utilities	5.0%
Energy	3.9%
Basic Materials	1.8%
Cash & Other	3.9%
Changes to Shareholder Fees (fees paid directly from your investment).
Effective 1/28/25 the investment advisory fee was reduced to 0.90% from 1.00% and Expense Cap to 1.35% from 1.45%.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kmpartnersfunds.com.
Kirr Marbach Partners Value Fund	PAGE 1	TSR-SAR-497647107

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kirr, Marbach & Company, LLC documents not be householded, please contact Kirr, Marbach & Company, LLC at 1-812-376-9444, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kirr, Marbach & Company, LLC or your financial intermediary.
Kirr Marbach Partners Value Fund	PAGE 2	TSR-SAR-497647107

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

KIRR, MARBACH PARTNERS VALUE FUND
Semi-Annual Financial Statements and Additional Information
March 31, 2025

Kirr, Marbach Partners Value Fund
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.1%
Basic Materials - 1.8%
Innospec, Inc.	16,296	$1,544,046
Communications - 5.2%
Alphabet, Inc. - Class A	19,320	2,987,645
Anterix, Inc.(a)	21,354	781,556
Walt Disney Co.	7,078	698,599
		4,467,800
Consumer Cyclical - 14.1%
AutoZone, Inc.(a)	1,711	6,523,666
Crocs, Inc.(a)	6,155	653,661
Dollar Tree, Inc.(a)	22,725	1,705,966
Live Nation Entertainment, Inc.(a)	10,746	1,403,213
The Shyft Group, Inc.	73,538	594,922
Visteon Corp.(a)	14,851	1,152,735
		12,034,163
Consumer Non Cyclical - 16.8%
Alight, Inc. - Class A	176,257	1,045,204
API Group Corp.(a)	36,508	1,305,526
Biogen, Inc.(a)	7,666	1,049,015
Colliers International Group, Inc.	30,220	3,665,686
GXO Logistics, Inc.(a)	36,665	1,432,868
ICU Medical, Inc.(a)	7,934	1,101,715
Inmode Ltd.(a)	18,175	322,424
Stride, Inc.(a)	20,327	2,571,366
The Brink’s Co.	21,197	1,826,334
		14,320,138
Energy - 3.9%
Exxon Mobil Corp.	15,230	1,811,304
Marathon Petroleum Corp.	10,650	1,551,598
		3,362,902
Financial - 6.8%
Brookfield Asset Management Ltd. - Class A	6,734	326,262
Brookfield Corp.	40,595	2,127,584
Markel Group, Inc.(a)	1,793	3,352,211
		5,806,057
Industrial - 23.3%
Canadian Pacific Kansas City Ltd.	35,807	2,514,009
EMCOR Group, Inc.	13,417	4,959,326
MasTec, Inc.(a)	34,715	4,051,588
Moog, Inc. - Class A	7,595	1,316,593
Republic Services, Inc.	19,236	4,658,190
RXO, Inc.(a)	39,335	751,299
Veralto Corp.	17,612	1,716,289
		19,967,294

	Shares	Value
Technology - 19.2%
Broadcom, Inc.	41,542	$6,955,377
Constellation Software, Inc.	1,465	4,639,552
Crane NXT Co.	21,524	1,106,334
SS&C Technologies Holdings, Inc.	41,110	3,433,918
Topicus.com, Inc.(a)	2,725	267,359
		16,402,540
Utilities - 5.0%
Vistra Energy Corp.	36,619	4,300,535
TOTAL COMMON STOCKS (Cost $35,465,429)		82,205,475
	Contracts
WARRANTS - 0.0%(b)
Technology - 0.0%(b)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $40.00(a)(c)	1,465	0
TOTAL WARRANTS (Cost $0)		0
	Shares
SHORT-TERM INVESTMENTS - 4.0%
Money Market Funds - 4.0%
First American Government Obligations Fund - Class X, 4.27%(d)	3,453,898	3,453,898
TOTAL SHORT-TERM INVESTMENTS (Cost $3,453,898)		3,453,898
TOTAL INVESTMENTS - 100.1% (Cost $38,919,327)		$85,659,373
Liabilities in Excess of Other Assets - (0.1)%		(94,374)
TOTAL NET ASSETS - 100.0%		$85,564,999

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2025.

(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

1

KIRR, MARBACH PARTNERS VALUE FUND
Statement of Assets and Liabilities
March 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$85,659,373
Prepaid expenses	17,523
Interest receivable	12,926
Dividends receivable	7,919
Receivable for Fund shares sold	1,065
Total assets	85,698,806
LIABILITIES:
Payable to Adviser	68,934
Payable for legal fees	11,489
Payable for audit fees	10,949
Accrued distribution fees	11,244
Accrued expenses	31,191
Total liabilities	133,807
NET ASSETS	$85,564,999
Net Assets Consists of:
Paid-in capital	$35,118,362
Total distributable earnings	50,446,637
Total net assets	$85,564,999
Net assets	$85,564,999
Shares issued and outstanding (500,000,000 shares of $0.01 par value authorized)	2,818,657
Net asset value and offering price per share(a)	$30.36
Cost:
Investments, at cost	$38,919,327

(a)	A redemption fee is assessed against shares redeemed within 30 days of purchase.
The accompanying notes are an integral part of these financial statements.

2

Kirr, Marbach Partners Value Fund
Statement of Operations
For the Period Ended March 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$275,608
Less: Dividend withholding taxes	(4,373)
Interest income	70,337
Total investment income	341,572
EXPENSES:
Investment advisory fee	442,037
Fund administration and accounting fees	49,383
Distribution expenses	36,619
Legal fees	35,896
Transfer agent fees	17,611
Federal and state registration fees	14,063
Audit fees	11,071
Custodian fees	9,553
Reports to shareholders	7,417
Directors fees	5,987
Other expenses and fees	3,549
Total expenses	633,186
Expense recoupment by Adviser	14,832
Net expenses	648,018
Net investment loss	(306,446)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	5,507,933
Foreign currency translation	(1,364)
Net realized gain (loss)	5,506,569
Net change in unrealized appreciation (depreciation) on:
Investments	(8,276,994)
Foreign currency translation	(19)
Net change in unrealized appreciation (depreciation)	(8,277,013)
Net realized and unrealized gain (loss)	(2,770,444)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,076,890)

The accompanying notes are an integral part of these financial statements.

3

Kirr, Marbach Partners Value Fund
Statement of Changes in Net Assets

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
OPERATIONS:
Net investment income (loss)	$(306,446)	$(476,143)
Net realized gain (loss)	5,506,569	5,541,550
Net change in unrealized appreciation (depreciation)	(8,277,013)	19,912,344
Net increase (decrease) in net assets from operations	(3,076,890)	24,977,751
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(6,441,194)	(2,407,039)
Total distributions to shareholders	(6,441,194)	(2,407,039)
CAPITAL TRANSACTIONS:
Subscriptions	1,728,103	3,741,826
Reinvestments	6,196,174	2,310,373
Redemptions	(2,906,639)	(6,982,403)
Redemption fees	52	983
Net increase (decrease) in net assets from capital transactions	5,017,690	(929,221)
Net increase (decrease) in net assets	(4,500,394)	21,641,491
NET ASSETS:
Beginning of period	90,065,393	68,423,902
End of period	$85,564,999	$90,065,393
SHARES TRANSACTIONS
Subscriptions	52,486	133,761
Reinvestments	188,850	85,824
Redemptions	(85,773)	(241,461)
Total increase (decrease) in shares outstanding	155,563	(21,876)

The accompanying notes are an integral part of these financial statements.

4

Kirr, Marbach Partners Value Fund
Financial Highlights
For a Fund share outstanding throughout each period.

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$33.82	$25.48	$21.75	$26.83	$19.27	$22.01
INVESTMENT OPERATIONS:
Net investment loss	(0.11)	(0.18)	(0.07)	(0.22)	(0.14)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.90)	9.43	4.63	(3.79)	8.01	(2.18)
Total from investment operations	(1.01)	9.25	4.56	(4.01)	7.87	(2.26)
LESS DISTRIBUTIONS FROM:
Net realized gains	(2.45)	(0.91)	(0.83)	(1.07)	(0.31)	(0.48)
Total distributions	(2.45)	(0.91)	(0.83)	(1.07)	(0.31)	(0.48)
Redemption fee per share	0.00(a)	0.00(a)	0.00	0.00(a)	0.00(a)	0.00
Net asset value, end of period	$30.36	$33.82	$25.48	$21.75	$26.83	$19.27
Total return(b)	−3.54%	37.22%	21.36%	−15.80%	41.12%	−10.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$85,565	$90,065	$68,400	$59,300	$71,900	$54,100
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(c)	1.38%	1.45%	1.55%	1.66%	1.60%	1.64%
After expense reimbursement/ recoupment(c)	1.42%(d)	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/ recoupment(c)	(0.64)%	(0.60)%	(0.36)%	(1.06)%	(0.73)%	(0.65)%
After expense reimbursement/ recoupment(c)	(0.67)%	(0.60)%	(0.26)%	(0.84)%	(0.58)%	(0.46)%
Portfolio turnover rate(b)	4%	9%	10%	14%	9%	23%

(a)	Amount represents less than $0.01 per share.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Ratio includes the impact of the Adviser contractually agreeing to lower the expense cap from 1.45% to 1.35% of the Fund’s average daily net assets effective January 28, 2025.
The accompanying notes are an integral part of these financial statements.

5

KIRR, MARBACH PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Kirr, Marbach Partners Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on September 23, 1998 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies.” The one series presently authorized is Kirr, Marbach Partners Value Fund (the “Fund”). The investment objective of the Fund is to seek long-term capital growth. The Fund commenced operations on December 31, 1998.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A)
Investment Valuation – Securities listed on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). Other securities traded on a national securities exchange (including options on indices so traded) are valued at the last sales price on the exchange where the security is primarily traded. Exchange- traded securities for which there were no transactions and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under the supervision of the Board of Directors. Foreign securities have been issued by foreign private issuers registered on United States exchanges in accordance with Section 12 of the Securities Exchange Act of 1934. Debt securities, including short-term debt instruments having maturities less than 60 days, are valued at the mean between the bid and asked prices as reported by an approved pricing service.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the following three broad categories:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

6

KIRR, MARBACH PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

	Level 1	Level 2	Level 3*	Total
Investments:
Common Stocks	$82,205,475	$—	$—	$82,205,475
Warrant	—	—	—	—
Short-Term Investment	3,453,898	—	—	3,453,898
Total Investments	$85,659,373	$—	$—	$85,659,373

*	Additional Level 3 disclosures were deemed to be immaterial.
Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.
B)
Federal Income Taxes – A provision, for federal income taxes or excise taxes, has not been made since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended September 30, 2024, or for any other tax years which are open for exam. As of September 30, 2024, open tax years include the tax years ended September 30, 2021 through 2024. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2025, the Fund did not incur any interest or penalties.

C)	Income and Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as advisory, administration and certain shareholder service fees.
D)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

E)
Repurchase Agreements – The Fund may enter into repurchase agreements with certain banks or non-bank dealers. The Adviser will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest.

F)
Security Transactions, Investment Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund distributes all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or

7

KIRR, MARBACH PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.
G)
Market Events Risk – Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

H)	Subsequent Events – Management has evaluated Fund related events and transactions that occurred subsequent to March 31, 2025 through the date of issuance of the Fund’s financial statements.
2. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, by the Fund for the period ended March 31, 2025 were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	3,675,922	6,885,694

3. FEDERAL INCOME TAXES
At September 30, 2024, the Fund’s most recently completed fiscal year end, the components of distributable earnings on a tax basis were as follows:

Cost of Investments	$34,652,045
Gross unrealized appreciation	$56,543,703
Gross unrealized depreciation	(882,163)
Net unrealized appreciation	55,661,540
Undistributed ordinary income	—
Undistributed long-term capital gain	4,905,153
Total distributable earnings	4,905,153
Other accumulated losses	(601,972)
Total accumulated earnings	$59,964,721

As of September 30, 2024, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. For the taxable year ended September 30, 2024, the Fund had $601,972 in qualified late year losses.

8

KIRR, MARBACH PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
The tax character of distributions paid during the period ended March 31, 2025, were as follows:

Ordinary Income*	Long Term Capital Gains**	Total
$ —	$6,441,194	$6,441,194

The tax character of distributions paid during the year ended September 30, 2024, were as follows:

Ordinary Income*	Long Term Capital Gains**	Total
$ —	$2,407,039	$2,407,039

*	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.
**
The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

4. AGREEMENTS
The Fund has entered into an Investment Advisory Agreement with Kirr, Marbach & Company, LLC (the “Investment Adviser”). Pursuant to its advisory agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.90% as applied to the Fund’s daily net assets. Prior to January 28, 2025, the annual advisory fee was equal to 1.00% of the Fund’s average daily net assets.
The Investment Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.35% of its average daily net assets until February 28, 2026. The Investment Adviser may decide to continue the agreement, or revise the total annual operating expense limitations after February 28, 2026. Any waiver or reimbursement is subject to later adjustment to allow the Investment Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation cap of 1.35%, provided, however, that the Investment Adviser shall only be entitled to recoup such amounts for a period of thirty-six months following the date on which such fee waiver or expense reimbursement was made. Waived/reimbursed fees and expenses subject to potential recovery by month of expiration are as follows:

Year of expiration	Amount
April 2025 - September 2025	$121,209
October 2025 - September 2026	70,026
October 2026 - September 2027	1,273
$192,508

During the period ended March 31, 2025, the Adviser recouped previously waived expenses of $14,832. At the end of each fiscal year in the future, the Fund will continue to assess the potential recovery of waived/reimbursed fees and expenses for financial reporting purposes.
Quasar Distributors, LLC, (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside serves as principal underwriter of the shares of the Fund and is not affiliated with U.S. Bancorp. The Board of Trustees of the Fund has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor. The Fund’s shares are sold on a no-load basis and, therefore, the Distributor receives no sales commission or sales load for providing services to the Fund. The Corporation has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which authorizes the Corporation to pay the Distributor and certain financial intermediaries who assist in distributing the Fund shares or who provided shareholder services to Fund shareholders a distribution and shareholder servicing fee of up to 0.25% of the Fund’s average daily net assets (computed on an annual basis). All or a portion of the fee may be used by the Fund or the Distributor to pay its distribution fee and costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder servicing expenses. During the period ended March 31, 2025, the Fund incurred expenses of $36,619 pursuant to the 12b-1 Plan.

9

KIRR, MARBACH PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
U.S Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”), serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.
The Fund imposes a 1.00% redemption fee on shares held 30 days or less. For the period ended March 31, 2025 and the year ended September 30, 2024, the Fund collected $52 and $983, respectively, in redemption fees.

10

KIRR, MARBACH PARTNERS VALUE FUND
ADDITIONAL INFORMATION
March 31, 2025 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. For information on the Public Reference Room call 1-800-SEC-0330.
AVAILABILITY OF PROXY VOTING INFORMATION
Both a description of the Fund’s Proxy Voting Policies and Procedures and information about the Fund’s proxy voting record will be available (1) without charge, upon request, by calling 1-800-870-8039, and (2) on the SEC’s website at www.sec.gov.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See the Statement of Operations in this report.
Statement Regarding Basis for Approval of Investment Advisory Contract.
On November 18, 2024, at an in-person meeting of the Board of Directors of the Kirr, Marbach Partners Fund, Inc. (the “Corporation”), the directors, including a majority of the disinterested directors, approved the continuation of the investment advisory agreement dated June 10, 2005 (the “Advisory Agreement”) between the Corporation and Kirr, Marbach & Company, LLC (the “Adviser”). It was noted that, as described in the Adviser’s memorandum, the Adviser has significant experience providing investment advice and is qualified to provide investment advisory services to the Fund. In addition, it was noted that the Adviser promoted a culture of compliance. The directors noted the Fund had outperformed its benchmark especially for the one-year and three-year periods ending September 30, 2024. The directors considered the Adviser’s explanation for the Fund’s overall performance, as well as the Adviser’s value-based philosophy and long-term history of rebounding from periods of underperformance. The directors also noted that a significant percentage of the Fund is owned by Adviser insiders and therefore the directors feel that the Adviser’s interests are aligned with other Fund shareholders. The directors considered information relating to the Fund’s fees, costs and expense ratios and compared such fees, costs and expense ratios to competitive industry fee structures and expense ratios. Specifically, the directors reviewed charts prepared by the administrator based on data compiled by a nationally recognized third-party comparative data provider. In connection with this, the directors also considered the control of the Fund’s operating expenses through the expense cap agreement and noted that the current expense cap agreement maintains an overall reasonable total expense level as evidenced by the comparative data presented at the meeting. In addition, the Board noted that the Adviser is providing substantially similar investment advisory services to the Fund and its other separate account clients and, with the current expense cap arrangement in place, is providing such services to the Fund at substantially similar rates to those charged to the Adviser’s other clients. The directors considered whether the Adviser would receive any fall-out benefits through its relationship with the Fund, and it was noted that because none of the other service providers to the Fund are affiliated with the Adviser, there are no identifiable material fall-out benefits accruing to the Adviser. The directors considered the Adviser’s cost of providing services to the Fund and the profitability of its relationship to the Fund. It was noted that the Adviser’s profitability was in line with its profitability for providing investment advice to its separate account clients given the current expense cap agreement, and the directors noted that the Adviser’s profit in connection with its services to the Fund appeared reasonable. The directors considered whether economies of scale were being realized that could justify reduced expenses for the Fund. It was noted that current asset levels have increased significantly from the prior year. During the deliberations, the disinterested directors did not identify any single consideration or particular piece of information that was all important or controlling in determining whether to approve the revised Advisory Agreement. The disinterested directors evaluated all information presented to them and determined that reducing the Advisory fee from 1.00% to 0.90%, effective January 28, 2025, was fair and reasonable in light of the services to be performed.

11

Directors
Mark Foster, CFA
Mickey Kim, CFA
Jeffrey N. Brown
John Elwood
Thomas J. Thornburg
Principal Officers
Mark D. Foster, CFA, President
Mickey Kim, CFA, Vice President, Treasurer and Secretary
Investment Adviser
Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, IN 47201
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
Administrator, Transfer Agent And
Dividend – Disbursing Agent
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102
Legal Counsel
Kirkland & Ellis LLP
1301 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Statement of Operations under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See statement regarding basis for approval of investment advisory agreement contract under Item 7(a) of this report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Kirr, Marbach Partners Funds, Inc.

By (Signature and Title)*	/s/ Mark D. Foster
Mr. Mark D. Foster, Principal Executive Officer

Date	6/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark D. Foster
Mr. Mark D. Foster, Principal Executive Officer

Date	6/5/2025

By (Signature and Title)*	/s/ Mickey Kim
Mr. Mickey Kim, Principal Financial Officer

Date	6/5/2025

* Print the name and title of each signing officer under his or her signature.